Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue (notes 5 and 6)	$ 11,013	$ 11,985
Costs and expenses (income)
Cost of sales (notes 5 and 7)	7,497	7,089
General and administrative expenses (note 11)	159	151
Exploration, evaluation and project expenses	350	287
Impairment charges (reversals) (notes 10 and 21)	1,671	(63)
Loss on currency translation	16	29
Closed mine rehabilitation (note 27b)	(136)	18
Income from equity investees (note 16)	(258)	(446)
Other (income) expense (note 9)	(268)	(67)
Income before finance items and income taxes	1,982	4,987
Finance costs, net (note 14)	(301)	(355)
Income before income taxes	1,681	4,632
Income tax expense (note 12)	(664)	(1,344)
Net income	1,017	3,288
Attributable to:
Equity holders of Barrick Gold Corporation	432	2,022
Non-controlling interests (note 32)	$ 585	$ 1,266
Earnings (loss) per share data attributable to the equity holders of Barrick Gold Corporation (note 13)
Basic	$ 0.24	$ 1.14
Diluted	$ 0.24	$ 1.14